Accounts Payable and Accrued Expenses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts payable	$ 12,068,175	$ 7,485,923	$ 11,090,101
Accrued expenses	431,975	412,782	261,804
Accrued warranty cost	158,966	154,155	152,912
Total	$ 12,659,116	$ 8,052,860	$ 11,504,817